Discontinued Operations - Schedule of Major Classes of Line Items Constituting Pretax Income of the Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Handling charge income		$ 3,990,950	$ 16,491,869
Interest related income and other		23,619	76,010
Operating Expenses:
Brokerage and transaction		3,918	4,350
Marketing and branding		118,874	700,994
General and administrative		1,586,587	3,202,480
Pretax income of discontinued operations		2,305,190	12,660,055
Income tax (benefit) expense attributable to discontinued operations	(2,691,778)	520,725	(3,943,602)
Income from discontinued operations	$ 2,691,778	$ 1,784,465	$ 16,603,657